GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended				12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,788				$ 4,200	$ 1,788	$ 4,361	$ 758
Intangible assets amortization						9,487	10,402	11,185
Other Depreciation and Amortization		$ 13,100					13,400	14,300
Amortization of Mortgage Servicing Rights (MSRs)						$ 3,600	3,000	$ 3,100
Goodwill, Purchase Accounting Adjustments			$ 1,800
Brady Ware Corporate Finance
Finite-Lived Intangible Assets [Line Items]
Goodwill, Purchase Accounting Adjustments				$ 100
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method						accelerated basis
Estimated weighted average life (in years)		3 years 3 months 18 days				3 years 3 months 18 days
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method						straight-line basis
Estimated weighted average life (in years)									9 years	5 years 8 months 12 days
Finite-Lived Intangible Assets, Remaining Amortization Period	12 years 2 months 12 days
Customer Lists | Bannockburn [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net		$ 20,300				$ 20,300	23,900
Customer Lists | Summit Funding Group
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net		22,600				22,600	$ 25,100
Customer Lists | Agile Premium Finance
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net		$ 2,500				$ 2,500